Initial Public Offering and Private Placement (Details Narrative) (10-K)			9 Months Ended	12 Months Ended
	Sep. 13, 2017 USD ($) shares	Aug. 22, 2017 USD ($) $ / shares shares	Feb. 28, 2021 USD ($) shares	May 31, 2020 USD ($) $ / shares shares	May 31, 2019 USD ($) $ / shares	Nov. 20, 2018 USD ($) shares
Offering costs				$ 98,198
Deferred underwriting fees				1,820,000
Amount of estimated fair value				$ 743,600
Fair value, per unit | $ / shares				$ 2.86
Proceeds from sale of private units				$ 87,700	$ 1,925,000
Volatility rate [Member]
Fair value measurement input				35
Risk Free Interest Rate [Member]
Fair value measurement input				1.73
Expected Life [Member]
Maturity term				5 years
Securities Exchange Agreement [Member] | Settlement Agreement [Member]
Cash payment						$ 20,000
Securities Exchange Agreement [Member] | Settlement Agreement [Member] | Restricted Stock [Member]
Number of shares removed | shares						52,000
Initial Public Offering [Member]
Number of shares purchased | shares		5,000,000		250,000
Sale of stock, price per unit | $ / shares		$ 10.00
Proceeds from sale of units, net of underwriting discounts paid		$ 50,000,000
Offering costs		3,700,000
Underwriter fees		$ 3,200,000		$ 1,000,000
Issuance of shares to underwriter, shares | shares				50,000
Securities included in one unit, description				Each Unit consisted of one share of the Company's common stock, one right to receive one-tenth of one share of the Company's common stock upon consummation of the Company's initial Business Combination ("Right"), and one redeemable warrant ("Warrant")
Description of warrants rights				Each Warrant entitles the holder to purchase one share of common stock at an exercise price of $11.50 per share, subject to adjustment. No fractional shares will be issued upon exercise of the Warrants. The Warrants became exercisable 30 days after the completion of the initial Business Combination and will expire five years after the completion of the initial Business Combination or earlier upon redemption or liquidation
Exercise price of warrants per share | $ / shares		$ 0.01			$ 11.50
Warrants term					5 years
Sale price per share | $ / shares		$ 21.00
Exchange of rights, description				Each holder of a Right received one-tenth (1/10) of one share of common stock upon consummation of the Business Combination. No fractional shares were issued upon exchange of the Rights.
Number of units issued under purchase option | shares				250,000
Sale of stock, consideration received				$ 100
Proceeds from sale of private units		$ 2,545,000
Demand registration rights term				5 years
Piggy back registration rights term				7 years
Initial Public Offering [Member] | Securities Exchange Agreement [Member]
Number of shares purchased | shares				6,500
Initial Public Offering [Member] | Securities Exchange Agreement [Member] | Pre-Reverse Split [Member]
Number of shares purchased | shares				52,000
Initial Public Offering [Member] | Underwriters [Member]
Number of shares purchased | shares	200,000		250,000
Underwriter fees	$ 110,000
Deferred underwriting fees	70,000
Number of shares agreed to be purchased under commitment | shares				750,000
Proceeds from sale of equity	$ 2,000,000
Sale of stock, consideration received			$ 100
Initial Public Offering [Member] | Common Stock [Member]
Number of securities eligible for each warrant | shares				1
Exercise price of warrants per share | $ / shares				$ 11.50
Warrants term				5 years
Over-Allotment Option [Member] | Securities Exchange Agreement [Member]
Number of shares purchased | shares				2,000
Over-Allotment Option [Member] | Underwriters [Member]
Number of shares purchased | shares			260,000	260,000
Number of units issued under purchase option | shares				260,000
Sale of stock, consideration received			$ 2,990,000	$ 2,990,000
Private Placement [Member]
Number of shares purchased | shares	7,000			254,500
Sale of stock, price per unit | $ / shares				$ 10.00
Exercise price of warrants per share | $ / shares					$ 4.00
Warrants term					5 years
Sale price per share | $ / shares				$ 10.00
Proceeds from sale of equity	$ 70,000
Proceeds from sale of private units				$ 2,545,000